Description of Organization and Business Operations (Details) - USD ($)			6 Months Ended	12 Months Ended
	Jun. 06, 2022	Dec. 15, 2020	Jun. 30, 2022	Dec. 31, 2021
Description of Organization and Business Operations (Details) [Line Items]
Transaction costs			$ 11,494,785	$ 11,494,785
Underwriting fees			4,025,000	4,025,000
Deferred underwriting fees			7,043,750	7,043,750
Offering costs			426,035	426,035
Cash held outside trust account			$ 2,054,942	$ 2,054,942
Percentage of fair market value			80.00%	80.00%
Net tangible assets			$ 5,000,001	$ 5,000,001
Percentage of restricted redeeming shares			15.00%	15.00%
Price per share (in Dollars per share)			$ (10)	$ (10)
Business combination, description			In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets. This liability will not apply with respect to any claims by a third party who executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).	In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets. This liability will not apply with respect to any claims by a third party who executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
Holding shares (in Shares)	9,077,422
Trust account	$ 90,792,966.89
Per share price (in Dollars per share)	$ 10
Aggregate principal amount description	on June 6, 2022, the Company issued a promissory note in the aggregate principal amount of up to $1,159,995.69 to FOXO (the “FOXO Note”), pursuant to which FOXO agreed to loan the Company an aggregate principal amount of up to $1,159,995.69 to be deposited into the Trust Account for each Public Share that was not redeemed in connection with the extension of the Company’s termination date for each month past June 15, 2022 until September 15, 2022, which may be drawn down in three equal amounts of $386,665.23 per withdrawal, between the 15th and 22nd of each of June, July and August 2022. A sum of $386,665.23 was promptly drawn down on the FOXO Note and deposited into the Trust Account to cover the first month of the extension.
Voting Securities [Member]
Description of Organization and Business Operations (Details) [Line Items]
Ownership percentage				50.00%
Equity Method Investment [Member]
Description of Organization and Business Operations (Details) [Line Items]
Ownership percentage			50.00%
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock (in Shares)			20,125,000
Gross proceeds		$ 201,250,000
Share price per share (in Dollars per share)		$ 10	$ 10	$ 10
Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock (in Shares)		632,500	632,500
Share price per share (in Dollars per share)		$ 10	$ 10
Gross proceeds		$ 6,325,000	$ 6,325,000
Per share price (in Dollars per share)			$ 10
Class A Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock (in Shares)			40,000,000
Share price per share (in Dollars per share)				$ 12
Class A Common Stock [Member] | IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock (in Shares)		20,125,000
Gross proceeds		$ 201,250,000
Per share price (in Dollars per share)		$ 10	$ 10
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Company's obligation to redeemed, percentage			100.00%	100.00%
Business combination, description			If the Company is unable to complete a Business Combination by September 15, 2022, as extended pursuant to the Extension Amendment (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in the case of clauses (ii) and (iii) above to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.	If the Company is unable to complete a Business Combination within 18 months from the closing of the Initial Public Offering (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in the case of clauses (ii) and (iii) above to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.